EARNINGS (LOSSES) PER SHARE (Details) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
EARNINGS (LOSSES) PER SHARE
Net income (loss) attributable to ordinary shareholders - basic | ¥		¥ (465)	¥ (2,192)	¥ 1,769
Eliminate the dilutive effect of interest expense of convertible senior notes | ¥				40
Net income attributable to ordinary shareholders - diluted | ¥		¥ (465)	¥ (2,192)	¥ 1,809
Weighted average ordinary shares outstanding - basic		3,114,124,244	2,927,398,409	2,843,051,378
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method				93,975,271
Dilutive effect of convertible senior notes				106,072,250
Weighted average ordinary shares outstanding - diluted		3,114,124,244	2,927,398,409	3,043,098,899
Basic earnings (losses) per share | (per share)	$ (0.02)	¥ (0.15)	¥ (0.75)	¥ 0.62
Diluted earnings (losses) per share | (per share)	$ (0.02)	¥ (0.15)	¥ (0.75)	¥ 0.59